Additional disclosures	12 Months Ended
Dec. 31, 2018
Parent Company Financial Statements And Preference Shares And Preferred Securities [Abstract]
Additional Disclosures

55.   Additional Disclosures

This Note includes relevant information about additional disclosure requirements.

55.1 Parent company financial statements

Following are the summarized balance sheets of Banco Santander, S.A. as of December 31, 2018, 2017 and 2016

CONDENSED BALANCE SHEETS (Parent company only)	December 31, 2018	December 31, 2017	December 31, 2016
	(Millions of Euros)
Assets
Cash and due from banks	105,660	76,690	49,979
Of which:
To bank subsidiaries	16,339	20,818	11,442
Trading account assets	70,825	64,326	70,437
Investment securities	61,064	49,194	45,702
Of which:
To bank subsidiaries	11,084	6,474	8,326
To non-bank subsidiaries	4,581	3,729	3,662
Net Loans and leases	263,142	197,591	195,532
Of which:
To non-bank subsidiaries	26,505	33,113	35,085
Investment in affiliated companies	81,734	85,428	80,614
Of which:
To bank subsidiaries	69,118	65,567	63,210
To non-bank subsidiaries	12,616	19,861	17,404
Premises and equipment, net	2,410	1,929	1,834
Other assets	23,541	17,257	17,146
Total assets	608,376	492,415	461,244

Liabilities
Deposits	350,786	256,389	265,565
Of which:
To bank subsidiaries	18,526	20,391	19,179
To non-bank subsidiaries	13,655	13,115	40,082
Short-term debt	30,883	40,540	19,110
Long-term debt	75,600	53,023	34,499
Total debt	106,483	93,563	53,609
Of which:
To bank subsidiaries	2,874	1,138	—
To non-bank subsidiaries	998	2,966	14,062
Other liabilities	82,340	71,896	78,835
Total liabilities	539,609	421,848	398,009

Stockholders' equity
Capital stock	8,118	8,068	7,291
Retained earnings and other reserves	60,649	62,499	55,944
Total stockholders' equity	68,767	70,567	63,235

Total liabilities and Stockholders’ Equity	608,376	492,415	461,244

In the financial statements of the Parent Company, investments in subsidiaries, jointly controlled entities and associates are recorded at cost.

Following are the condensed statements of income of Banco Santander, S.A. for the years ended December 31, 2018, 2017 and 2016.

	Year ended
CONDENSED STATEMENTS OF INCOME (Parent company only)	December 31, 2018	December 31, 2017	December 31, 2016
	(Millions of Euros)
Interest income
Interest from earning assets	7,660	5,733	6,023
Dividends from affiliated companies	3,872	3,320	3,459
Of which:
From bank subsidiaries	2,874	2,580	2,686
From non-bank subsidiaries	998	740	773
	11,532	9,053	9,482
Interest expense	(3,861)	(3,204)	(3,113)
Interest income / (Charges)	7,671	5,849	6,369
Provision for credit losses	(686)	(451)	(528)
Interest income / (Charges) after provision for credit losses	6,985	5,398	5,841
Non-interest income:	3,972	3,872	3,403
Non-interest expense:	(7,573)	(6,293)	(7,115)
Income before income taxes	3,384	2,977	2,129
Income tax expense	(83)	29	352
Net income	3,301	3,006	2,481

Following are the condensed statement of comprehensive income of Banco Santander, S.A. for the years ended December 31, 2018, 2017 and 2016:

CONDENSED STATEMENTS OF	Year ended
COMPREHENSIVE INCOME (Parent company only)	December 31, 2018	December 31, 2017	December 31, 2016
	(Millions of Euros)
NET INCOME	3,301	3,006	2,481
OTHER COMPREHENSIVE INCOME	(410)	(356)	364
Items that may be reclassified subsequently to profit or loss	(348)	(341)	439
Available-for-sale financial assets:	(634)	(625)	619
Revaluation gains/(losses)	(135)	(283)	830
Amounts transferred to income statement	(499)	(342)	(211)
Other reclassifications	—	—	—
Cash flow hedges:	137	(7)	4
Revaluation gains/(losses)	153	(7)	4
Amounts transferred to income statement	(16)	—	—
Amounts transferred to initial carrying amount of hedged items	—	—	—
Other reclassifications	—	—	—
Hedges of net investments in foreign operations:	—	—	—
Revaluation gains/(losses)	—	—	—
Amounts transferred to income statement	—	—	—
Other reclassifications	—	—	—
Exchange differences:	—	—	—
Non-current assets held for sale:	—	—	—
Income tax	149	291	(184)
Items that will not be reclassified to profit or loss:	(62)	(15)	(75)
Actuarial gains/(losses) on pension plans	43	(23)	(106)
Rest of valuation adjustments	(78)	—	—
Income tax	(27)	8	31
TOTAL COMPREHENSIVE INCOME	2,891	2,650	2,845

Following are the condensed cash flow statements of Banco Santander, S.A. for the years ended December 31, 2018, 2017 and 2016.

CONDENSED CASH FLOW STATEMENTS	Year ended
(Parent company only)	December 31, 2018	December 31, 2017	December 31, 2016
	(Millions of Euros)
1. Cash flows from operating activities
Consolidated profit	3,301	3,006	2,481
Adjustments to profit	11,576	1,824	1,245
Net increase/decrease in operating assets	(17,566)	(10,430)	36,393
Net increase/decrease in operating liabilities	13,411	21,915	(36,632)
Reimbursements/payments of income tax	(279)	(839)	151
Total net cash flows from operating activities (1)	10,443	15,476	3,638

2. Cash flows from investing activities
Investments (-)	(1,472)	(8,818)	(4,419)
Divestments (+)	10,197	4,995	7,249
Total net cash flows from investment activities (2)	8,725	(3,823)	2,830

3. Cash flows from financing activities
Issuance of own equity instruments	—	7,072	—
Disposal of own equity instruments	805	1,004	957
Acquisition of own equity instruments	(816)	(972)	(943)
Issuance of debt securities	2,750	2,894	2,346
Redemption of debt securities	(827)	(764)	(5,333)
Dividends paid	(3,118)	(2,665)	(2,308)
Issuance/Redemption of equity instruments	—	—	—
Other collections/payments related to financing activities	(2)	532	—
Total net cash flows from financing activities (3)	(1,208)	7,101	(5,281)

4. Effect of exchange rate changes on cash and cash equivalents (4)	237	(655)	289

5. Net increase/decrease in cash and cash equivalents (1+2+3+4)	18,197	18,099	1,476
Cash and cash equivalents at beginning of period	33,734	15,635	14,159
Cash and cash equivalents at end of period	51,931	33,734	15,635

55.2 Preference Shares and Preferred Securities

The following table shows the balance of the preference shares and preferred securities as of December 31, 2018, 2017 and 2016:

	2018	2017	2016
	(Millions of Euros)
Preference shares	345	404	413
Preferred securities	9,717	8,369	6,916
Total at period-end	10,063	8,773	7,329

Both Preference Shares and Preferred Securities are recorded under the “Financial liabilities at amortized cost – Subordinated Liabilities” caption in the consolidated balance sheet as of December 31, 2018, 2017 and 2016.

Preference Shares include the financial instruments issued by the consolidated companies which, although equity for legal purposes, do not meet the requirements for classification as equity in the financial statements. These shares do not carry any voting rights and are non-cumulative.

Preference shares include non-cumulative preferred non-voting shares issued by Santander UK plc and Santander Bank, National Association.

Preferred securities include non-cumulative preferred non-voting securities issued by Banco Santander, S.A., Santander UK Group, Banco Santander, (Brasil), S.A., and Banco Popular.

For the purposes of payment priority, preferred securities are junior to all general creditors and to subordinated deposits. The payment of dividends on these securities, which have no voting rights, is conditional upon the obtainment of sufficient distributable profit and upon the limits imposed by Spanish banking regulations on equity.

Preference shares and preferred securities are perpetual securities and there is no obligation that requires the Group to redeem them. All securities have been fully subscribed by third parties outside the Group. In the consolidated balance sheets, these securities are shown net of any temporary transactions relating to liquidity guarantees.

For further information, see note 23.c.

	Outstanding at December 31, 2018
		Amount in
Preference Shares		currency			Redemption
Issuer/Date of issue	Currency	(million)	Interest rate		Option (A)

Santander UK plc, October 1995	Pounds Sterling	80.3	10.375%		No option
Santander UK plc, February 1996	Pounds Sterling	80.3	10.375%		No option
Santander UK plc, May 2006	Pounds Sterling	13.8	6.22%	(B)	May 24, 2019
Santander Bank, National Association, August 2000	US Dollar	153.0	12.00%		May 16, 2020

		Outstanding at December 31, 2018
			Amount in
Preferred Securities			currency
Issuer/Date of issue		Currency	(million)	Interest rate		Maturity date

Banco Santander, S.A.
Banco Español de Crédito, October 2004		Euro	36.5	€CMS 10 + 0.125%		Perpetuity
Banco Español de Crédito, November 2004	(A)	Euro	106.5	5.50%		Perpetuity
Banco Santander, S.A., March 2014		Euro	1,500.0	6.25%	(C)	Perpetuity
Banco Santander, S.A., May 2014		US Dollar	1,500.0	6.375%	(D)	Perpetuity
Banco Santander, S.A., September 2014		Euro	1,500.0	6.25%	(E)	Perpetuity
Banco Santander, S.A., April 2017		Euro	750.0	6.75%	(F)	Perpetuity
Banco Santander, S.A., September 2017		Euro	1,000.0	5.25%	(G)	Perpetuity
Banco Santander, S.A., March 2018		Euro	1,500.0	4.75%	(H)	Perpetuity
Santander Finance Capital, S.A.,(Unipersonal), March 2009		US Dollar	18.2	2.0%		Perpetuity
Santander Finance Capital, S.A.,(Unipersonal), March 2009		US Dollar	25.0	2.0%		Perpetuity
Santander Finance Capital, S.A.,(Unipersonal), March 2009		Euro	306.9	2.0%		Perpetuity
Santander Finance Capital, S.A.,(Unipersonal), March 2009		Euro	153.4	2.0%		Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), September 2004		Euro	144.0	€CMS 10 +0.05% subject to a maximum distribution of 8% per annum		Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), October 2004		Euro	155.0	5.75%		Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), March 2007	(J)	US Dollar	210.4	US3M + 0.52%		Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), July 2007		Pounds Sterling	4.9	7.01%		Perpetuity
Santander International Preferred S.A. (Sociedad Unipersonal), March 2009		US Dollar	979.7	2.0%		Perpetuity
Santander International Preferred S.A. (Sociedad Unipersonal), March 2009		Euro	8.6	2.0%		Perpetuity

Santander UK Group
Abbey National Plc, August 2002		Pounds Sterling	1.8	Libor GBP (6M) +1.86%	(I)	Perpetuity

Banco Santander (Brasil), S.A.
January 2014		US Dollar	129.6	7.38%		October 29, 2049

Banco Popular
Pastor FRN, June 2004		Euro	11.7	2.07%		Perpetuity
A.	From these dates the issuer can redeem the shares, subject to prior authorization by the national supervisor.
B.

Fixed/Floating Rate Non-Cumulative Callable Preference Shares. Dividends will accrue on a principal amount equal to £1,000 per Preference Share at a rate of 6.222 per cent per annum in respect of the period from (and including) May 24, 2006 (the Issue Date) to (but excluding) May 24, 2019 (the First Call Date) and thereafter at a rate reset quarterly equal to 1.13 per cent per annum above the London interbank offered rate for three-month sterling deposits. From (and including) the Issue Date to (but excluding) the First Call Date, dividends, if declared, will be paid annually in arrears on May 24, in each year. Subject as provided herein, the first such dividend payment date will be May 24, 2007 and the last such dividend payment date will be the First Call Date. From (and including) the First Call Date, dividends, if declared, will be paid quarterly in arrears on May 24, August 24, November 24 and February 24, in each year. Subject as provided herein, the first such dividend payment date will be August 24, 2019.

C.

Payment is subject to certain conditions and to the discretion of the Bank. The 6.25% interest rate is set for the first five years. After that, it will be reviewed by applying a margin of 541 basis points on the five-year Mid-Swap Rate.

D.

Payment is subject to certain conditions and to the discretion of the Bank. The 6.375% interest rate is set for the first five years. After that, it will be reviewed by applying a margin of 478.8 basis points on the five-year Mid-Swap Rate.

E.

Payment is subject to certain conditions and to the discretion of the Bank. The 6.25% interest rate is set for the first seven years. After that, it will be reviewed by applying a margin of 564 basis points on the five-year Mid-Swap Rate.

F.

Payment is subject to certain conditions and to the discretion of the Bank. The 6.75% interest rate is set for the first five years. After that, it will be reviewed by applying a margin of 680.3 basis points on the five-year Mid-Swap Rate.

G.

Payment is subject to certain conditions and to the discretion of the Bank. The 5.25% interest rate is set for the first six years. After that, it will be reviewed by applying a margin of 499.9 basis points on the five-year Mid-Swap Rate.

H.

Payment is subject to certain conditions and to the discretion of the Bank. The 4.75% interest rate is set for the first seven years. After that, it will be reviewed by applying a margin of 409.7 basis points on the five-year Mid-Swap Rate.

I.	6.984% fixed until February 9, 2018, and thereafter, at a rate reset semi-annually of 1.86% per annum + Libor GBP (6M).
J.	Listed in the U.S.

Santander Finance Preferred, S.A. (Unipersonal), Santander Finance Capital, S.A. (Unipersonal), Santander International Preferred, S.A. (Unipersonal), Santander Issuances, S.A., and Santander US Debt, S.A. (Sociedad Unipersonal) - issuers of registered securities guaranteed by Banco Santander, S.A. until November 2017, merged in that date with Banco Santander, S.A.